Income Tax (Details 2) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Balance of deferred tax asset (liability)		₪ 414	₪ 561
Recognized in profit or loss		145	(34)
Recognized in equity		1	(113)
Balance of deferred tax assets (liability)		560	414
Brand Names and Customers relationship [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)		(615)	(839)
Recognized in profit or loss		127	224
Recognized in equity
Balance of deferred tax assets (liability)		(488)	(615)
Others [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)	[1]	11	195
Recognized in profit or loss	[1]	28	(75)
Recognized in equity	[1]	1	(109)
Balance of deferred tax assets (liability)	[1]	40	11
Carry forward losses for DBS [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)		1,188	1,419
Recognized in profit or loss		(22)	(231)
Recognized in equity
Balance of deferred tax assets (liability)		1,166	1,188
Employee benefits Plan [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)	[1]	178	208
Recognized in profit or loss	[1]	(13)	(26)
Recognized in equity	[1]		(4)
Balance of deferred tax assets (liability)	[1]	165	178
Property plant equipment, and intangible assets [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)	[1]	(348)	(422)
Recognized in profit or loss	[1]	25	74
Recognized in equity	[1]
Balance of deferred tax assets (liability)	[1]	₪ (323)	₪ (348)

[1]	Reclassified